Expense Example, No Redemption (Vanguard STAR Fund Retail)	Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431